Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	$ 47,614	$ 46,535
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	11,970	11,330
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	3,772	7,193
Cumulative increase (decrease) in fair value of financial liabilities	(45)	(66)
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	125,763	140,971
Financial liabilities measured at fair value	87,058	103,964
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	47,220	46,331
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11,969	11,325
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	24,647	39,568
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,222	6,740
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	30,507	24,332
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	21,343	41,283
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	73,894	75,284
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19	72
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	10,115	14,741
Financial liabilities measured at fair value	1,742	2,057
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,714	2,006
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	28	51
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4,468	2,039
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27	68
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,620	12,634
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	115,139	125,785
Financial liabilities measured at fair value	85,301	101,884
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	47,220	46,331
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	10,255	9,319
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	24,604	39,494
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,222	6,740
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26,012	22,275
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	21,290	41,202
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	67,833	62,263
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4	45
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	509	445
Financial liabilities measured at fair value	15	23
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	15	23
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27	18
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26	13
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	441	387
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15	27
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	45,331	43,926
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	11,929	11,330
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,392	2,302
Cumulative increase (decrease) in fair value of financial liabilities	(45)	(66)
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	117,650	135,663
Financial liabilities measured at fair value	85,201	98,336
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	44,973	43,742
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11,927	11,325
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	24,574	39,458
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,852	1,905
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,875	1,906
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27,987	22,417
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	21,038	41,127
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	67,459	70,099
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	7	54
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,159	1,966
Parent Entity | Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	7,912	12,919
Financial liabilities measured at fair value	1,742	2,057
Parent Entity | Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,714	2,006
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	28	51
Parent Entity | Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4,395	1,964
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27	68
Parent Entity | Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	3,490	10,887
Parent Entity | Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	109,481	122,547
Financial liabilities measured at fair value	83,444	96,256
Parent Entity | Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	44,973	43,742
Parent Entity | Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	10,213	9,319
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	24,531	39,384
Parent Entity | Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,852	1,905
Parent Entity | Recurring | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,875	1,906
Parent Entity | Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,566	20,435
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20,985	41,046
Parent Entity | Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	63,767	59,055
Parent Entity | Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	4	45
Parent Entity | Recurring | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,159	1,966
Parent Entity | Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	257	197
Financial liabilities measured at fair value	15	23
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	15	23
Parent Entity | Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26	18
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26	13
Parent Entity | Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	202	157
Parent Entity | Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 3	$ 9